Schedule of Operating Lease Commitments (Detail) - USD ($)	Aug. 25, 2015	Dec. 31, 2014
Leases [Abstract]
2015		$ 108,237
2016		4,937
2017		715
2018		0
2019		0
Total operating lease commitments	$ 1,231,526	$ 113,889